Accrued Expenses and Other Liabilities	9 Months Ended
Sep. 30, 2023
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities	Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following (in thousands):

	September 30,	December 31,
	2023	2022
Research and development costs	$17,863	$26,478
Compensation and benefits	10,169	10,181
Professional fees	2,873	3,745
Other liabilities	483	393
Total accrued expenses and other liabilities	$31,388	$40,797